Management Risks - Summary of Correspondence Between Risk Levels Attributed by All Segments of Internal Models (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2017
Lower risk [Member] | Top of range [member]
Disclosure of Credit risk measurement [Line Items]
Percentage of probability default range	4.44%
Satisfactory [Member] | Top of range [member]
Disclosure of Credit risk measurement [Line Items]
Percentage of probability default range	25.95%
Satisfactory [Member] | Bottom of range [member]
Disclosure of Credit risk measurement [Line Items]
Percentage of probability default range	4.44%
Higher Risk [Member] | Bottom of range [member]
Disclosure of Credit risk measurement [Line Items]
Percentage of probability default range	25.95%
Impairment [Member] | Bottom of range [member]
Disclosure of Credit risk measurement [Line Items]
Percentage of probability default range	31.84%
Operations Past Due Period	90 days
Renegotiated Operations Past Due Period	60 days